SUBSEQUENT EVENTS	9 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

25. SUBSEQUENT EVENTS

Except for the mutual agreement entered into between Uxin Hefei and HCI (see Note 12) and the subsequent transactions with Pintu Beijing and Lightwind (See Note 8), in March 2025, the Company entered into a share subscription agreement with Fame Dragon Global Limited (the “Investor”), an investment vehicle of NIO Capital, pursuant to which the Investor agreed to purchase 5,738,268,233 Class A Ordinary Shares of the Company for a total consideration of US$27.8 million. The closings of the subscription are subject to customary closing conditions. The parties entered into the definitive agreements following the Investor’s acquisition and assumption of NC Fund’s rights and obligations under the previously announced term sheet entered into on March 18, 2024 among NC Fund, Xin Gao Group Limited and the Company. As of the date of the issuance of the consolidated financial statements, the Company had received US$19.0 million from the Investor and issued 3,911,092,516 Class A Ordinary Shares of the Company to the Investor and entities designted by the Investor. The Company is still evaluating the accounting implication of this transaction.